Discontinued Operation of LGC	6 Months Ended
Jan. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION OF LGC

NOTE 5 – DISCONTINUED OPERATION OF LGC

On January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC. The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 plus interest at an interest rate of 10% per annum on the unpaid amount if the principal amount of $2,300,000 is not paid by January 14, 2022. All principal and accrued and unpaid interest shall be due on January 14, 2023.

Upon completion of the Disposition, the Company does not bear any contractual commitment or obligation to the media business or the employees of LGC, nor to the Buyers.

On January 29, 2021, management was authorized to approve and commit to a plan to sell LGC, therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net loss separate from the net loss of continuing operations in accordance with ASC 205-20-45. The following is a reconciliation of net loss of $5.5 million from disposition in the unaudited condensed consolidated statements of operations and comprehensive loss:

January 29, 2021
Share consideration of 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), at $1.08 per share ($5.40 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) on January 29, 2021	$5,999,992
Cash consideration	2,300,000
Consideration in exchange for the disposal	8,299,992
Noncontrolling interest of LGC	16,516,711
Less: Net liabilities (comprised of assets of $7,804,412 and liabilities of $11,001,011)	3,196,599
28,013,302
Impairment of goodwill relating to discontinued operations	(25,902,394)
Impairment of intangible assets relating to discontinue operations	(6,986,615)
Amortization of intangible assets arising from acquisition of LGC	(608,031)
Net loss from disposal of discontinued operations	$(5,483,738)

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale as of January 29, 2021.

January 29, 2021

Carrying amounts of major classes of assets held for sale:
Cash	$6,297
Accounts receivable	1,241,178
Other current assets	992,333
Goodwill
Intangible assets
Property and equipment, net	2,125,388
Right of use assets	3,422,985
Other noncurrent assets	16,231
Total assets of disposal group	$7,804,412
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	$154,842
Taxes payable	3,618,661
Other current liabilities	3,502,209
Lease liabilities	3,725,299
Total liabilities of disposal group	$11,001,011

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the unaudited condensed consolidated statements of operations and other comprehensive loss for the six months ended January 31, 2022 and 2021.

	For the Six Months Ended January 31,
	2022	2021
Discontinued Operations
Revenues	$-	$2,117,551
Cost of revenues	-	(1,557,277)
Total operating expenses	-	(1,714,341)
Loss from operations	-	(1,154,067)
Total other income (expense), net	-	12,220
Income tax expenses	-	(313)
Net loss from discontinued operations, net of tax	-	(1,142,160)
Net loss from disposal of discontinued operations	-	(5,483,738)
Net Loss from Discontinued Operations	$-	$(6,625,898)